RELATED PARTY TRANSACTIONS - Additional information (Details)					3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 01, 2022 USD ($)	Feb. 01, 2022 USD ($)	Aug. 12, 2020 USD ($)	Jul. 28, 2020 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Feb. 28, 2022 USD ($)	Jan. 31, 2022 USD ($)	Jan. 13, 2022 USD ($) $ / shares
Related Party Transaction. [Line Items]
Repayment of promissory note - related party							$ 186,760
Advances- related party					$ 88,894				$ 88,894	$ 88,894
Sponsor
Related Party Transaction. [Line Items]
Amount Of loan contributed by sponsor for each Class Of Ordinary Shares | $ / shares											$ 0.03
Amount deposited in trust account	$ 246,068	$ 246,068			492,136
Administrative Services Agreement
Related Party Transaction. [Line Items]
Expenses per month				$ 10,000	10,000
Expense incurred					30,000	$ 30,000	20,000	$ 120,000
Accrued fee					$ 120,000			90,000
Administrative Services Agreement | Accounts payable and accrued expenses
Related Party Transaction. [Line Items]
Amount due to related party								90,000
Related Party Loans
Related Party Transaction. [Line Items]
Maximum loans convertible into warrants								$ 1,500,000			$ 1,500,000
Price of warrants (in dollars per share) | $ / shares								$ 1.00			$ 1.00
Percentage of conversion price higher than value of warrants					150
Working Capital Loans
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note											$ 1,500,000
Outstanding balance of related party note					$ 739,980		0	$ 0
Working Capital Facility
Related Party Transaction. [Line Items]
Maximum borrowing capacity of related party promissory note			$ 1,500,000
Outstanding balance of related party note					$ 829,294		$ 0	$ 527,756
Amount deposited			900,000
Maximum fund withdrawals			1,500,000
Maximum fund withdraw for lending facility deposits			$ 1,500,000